Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses	Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	March 31, 2022	December 31, 2021
Accrual for services rendered and goods purchased	$7,352	$10,631
Accrued payroll and benefits	7,030	11,779
Deferred rent	—	2,513
Other	4,184	4,672
Total	$18,566	$29,595
Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Accrued payroll and benefits	$11,779	$9,987
Accrual for services rendered and goods purchased	10,631	5,478
Deferred rent	2,513	2,128
Other	4,672	5,192
Total	$29,595	$22,785